Shareholder Report, Holdings (Details) - C000246579 [Member]	Nov. 30, 2025
Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ameripise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
GE HealthCare Technolgies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Lithia Motors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%